LOSS FOR THE YEAR ON DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2022
Disclosure of loss on discontinued operations [Abstract]
LOSS FOR THE YEAR ON DISCONTINUED OPERATION
8.	LOSS FOR THE YEAR ON DISCONTINUED OPERATION

In 2016, management decided to cease the development of Cardiac point-of-care tests on the Meritas platform. These products were being developed by the Group’s subsidiary Fiomi Diagnostics (“Fiomi”) located in Sweden.

Expenses, gains and losses relating to the discontinuation of the Cardiac point-of-care tests operation have been eliminated from profit or loss from the Group’s continuing operations and are shown as a single line item (net of related taxes) on the face of the consolidated statement of operations. The discontinued operation had no revenues since commencement as the products were still in their development phase. In 2022, administrative expenses of US$7,000 were incurred.

The operating loss for the Cardiac point-of-care tests operation in Sweden and the loss on re-measurement of its assets and liabilities are summarised as follows:

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Administrative expenses	(7)	-	-
Closure provision	-	(42)	127
Foreign currency translation reserve	-	-	(64)
Tax expense	-	(12)	(438)

Total loss	(7)	(54)	(375)
Loss for the year from discontinued operations	(7)	(54)	(375)

Basic loss per ordinary share – discontinued operations

Basic loss per ordinary share for discontinued operations is computed by dividing the loss after taxation on discontinued operations of US$7,000 (2021: loss US$54,000) (2020: loss US$375,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue. As at December 31, 2022, this amounted to 134,939,327 shares (2021: 83,606,810 shares) (2020: 83,606,810 shares), see note 10 for further details.

Diluted loss per ordinary share – discontinued operations

Diluted loss per ordinary share for discontinued operations is computed by dividing the loss after taxation on discontinued operations of US$7,000 (2021: loss US$54,000) (2020: loss US$375,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 134,939,327 (2021: 83,606,810 shares) (2020: 83,606,810 shares), see note 10 for further details. Under IAS 33 Earnings per Share, diluted earnings per share cannot be anti-dilutive. Therefore, diluted loss per ADS in accordance with IFRS is equal to basic earnings per ADS.

Loss per ADS

In June 2005, Trinity Biotech adjusted its ADS ratio from 1 ADS: 1 ordinary share to 1 ADS: 4 ordinary shares. Earnings per ADS for all periods presented have been restated to reflect this exchange ratio.

Basic loss per ADS for discontinued operations is computed by dividing the loss after taxation on discontinued operations of US$7,000 (2021: loss US$54,000) (2020: loss US$375,000) for the financial year by the weighted average number of ADS in issue of 33,734,832 (2021: 20,901,703) (2020: 20,901,703), see note 10 for further details.

Diluted loss per ADS for discontinued operations is computed by dividing the loss after taxation on discontinued operations of US$7,000 (2021: loss US$54,000) (2020: loss US$375,000) for the financial year, by the diluted weighted average number of ADS in issue of 33,734,832 (2021: 20,901,703) (2020: 20,901,703), see note 10 for further details.

	December 31, 2022	December 31, 2021	December 31, 2020
Basic loss per ADS (US Dollars) – discontinued operations	0.00	0.00	(0.02)
Diluted loss per ADS (US Dollars) – discontinued operations	0.00	0.00	(0.02)
Basic loss per ‘A’ share (US Dollars) – discontinued operations	0.00	0.00	0.00
Diluted loss per ‘A’ share (US Dollars) – discontinued operations	0.00	0.00	0.00

Cash flows

The cash flows attributable to discontinued operations are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
	US$000	US$000	US$000
Cash flows from operating activities	(10)	(40)	(22)

There were no cash flows from investing or financing activities attributable to discontinued operations for the years ended December 31, 2022, 2021 or 2020.